REVENUES AND EXPENSES	12 Months Ended
Jun. 30, 2019
Disclosure Of Revenue And Expenses [Abstract]
Revenues and Expenses
4.	REVENUES AND EXPENSES

	2019		2018		2017
(a) Revenue
Sale of goods	A$	7,705,398	A$	1,198,861	A$	901,376

Total revenue	A$	7,705,398	A$	1,198,861	A$	901,376

	2019		2018		2017
(b) Other income
BARDA income	A$	8,259,152	A$	10,104,081	A$	6,886,236
Interest income		456,695		68,617		344,734

Total other income	A$	8,715,847	A$	10,172,698	A$	7,230,970

The Company had been granted a BARDA contract in September 2015, wherein BARDA will fund the Company to support the ongoing U.S. clinical regulatory program towards FDA Premarket Approval, Compassionate Use program, clinical and health economics research, and in U.S. pediatric burn programs. The objectives support BARDA’s overarching goal of building burn care preparedness, by securing effective medical countermeasures for burn injuries for use in case of a mass casualty event.

	2019		2018		2017
(c) Finance costs
Interest expense	A$	37,769	A$	26,586	A$	12,754

	A$	37,769	A$	26,586	A$	12,754

	2019		2018		2017
(d) Depreciation included in profit or loss
Depreciation	A$	378,002	A$	143,546	A$	139,703
Profit on disposal of plant and equipment		—		—		(1,347)

	A$	378,002	A$	143,546	A$	138,356

	2019		2018		2017
(e) Cost of sales	A$	1,697,823	A$	511,646	A$	463,285

	2019		2018		2017
(f) Lease payments and other expenses included in profit or loss	A$	950,399	A$	463,095	A$	418,193

	2019		2018		2017
(g) Employee benefits expense
Salaries and wages	A$	15,472,511	A$	8,057,869	A$	6,143,458
Share-based expenses		2,688,817		1,835,157		1,587,243
Defined contribution superannuation expense		831,558		374,435		341,586

	A$	18,992,886	A$	10,267,461	A$	8,072,287